Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents.
Cash and cash equivalents

19. Cash and cash equivalents

	December 31,
	2019	2018	2017
	(Euro, in thousands)
Cash at banks	€907,939	€358,016	€288,052
Term deposits	953,677	733,537	713,446
Money market funds	—	199,243	149,711
Cash on hand	—	—	3
Total cash and cash equivalents	€1,861,616	€1,290,796	€1,151,211

As at December 31, 2019, the money market funds were no longer classified as cash equivalents but as current financial investments because we no longer used them for meeting short-term cash commitments.

Cash and cash equivalents may comprise cash at banks, short term bank deposits and money market funds that are readily convertible to cash and are subject to an insignificant risk of changes in value. Our cash management strategy monitors and optimizes our liquidity position. Our cash management strategy may allow short term deposits with an original maturity exceeding three months while monitoring all liquidity aspects. Cash and cash equivalents comprised €953.7 million of term deposits which all had an original maturity longer than three months. All cash and cash equivalents are available upon maximum three month notice period and without significant penalty. Cash at banks were mainly composed of savings accounts and current accounts. We maintain our bank deposits in highly rated financial institutions to reduce credit risk.

On December 31, 2019 our cash and cash equivalents included $656.9 million held in U.S.dollars, which could generate a foreign currency exchange gain or loss in our financial results in accordance with the fluctuation of the EUR/U.S.dollar exchange rate as our functional currency is EUR.